Related Party Transactions (Details) - Schedule of accounts receivable, net - related parties - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Name
Subtotal	$ 6,305,927	$ 3,499,070
Total accounts receivable, net - related parties	6,305,927	3,499,070
Tokyo Lifestyle Limited [Member]
Name
Subtotal	6,305,332	3,496,659
Seihinkokusai [Member]
Name
Subtotal	345	$ 2,411
Shintai Co., Ltd [Member]
Name
Subtotal	$ 250